Share-based compensation (Details 3) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares
Additional disclosures
Share-based compensation charge | ¥		¥ 2,343,785		¥ 1,193,945		¥ 4,249,548
Non-employees | Share Incentive Plan | RSUs
Number of Shares
Unvested at the beginning of the year (in shares) | shares	477,186	477,186	414,965	414,965	30,000	30,000
Granted (in shares) | shares	878,726	878,726	300,000	300,000	389,965	389,965
Vested (in shares) | shares	(145,514)	(145,514)	(237,779)	(237,779)	(5,000)	(5,000)
Forfeited (in shares) | shares	(158,000)	(158,000)
Unvested at the end of the year (in shares) | shares	1,052,398	1,052,398	477,186	477,186	414,965	414,965
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share) | $ / shares	$ 11.02		$ 7.65		$ 3.96
Granted (in dollars per share) | $ / shares	10.98		12.94		7.89
Vested (in dollars per share) | $ / shares	10.61		7.56		3.96
Forfeited (in dollars per share) | $ / shares	10.83
Unvested at the end of the year (in dollars per share) | $ / shares	$ 11.07		$ 11.02		$ 7.65
Additional disclosures
Share-based compensation charge | ¥		¥ 23,581		¥ 23,305		¥ 15,917
Unrecognized share-based compensation expense related to awards other than options | ¥		¥ 70,657
Weighted-average period over which share-based compensation expense is expected to be recognized	5 years	5 years
Total fair value of RSUs vested | $	$ 1,841		$ 3,645		$ 61
Total intrinsic value of RSUs vested | $	$ 1,841		$ 3,645		$ 61